INCOME TAXES - SCHEDULE OF COMPONENTS OF INCOME TAX EXEPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax provision (benefit):
Federal	$ 23,343	$ 67,505	$ (45,842)
State	3,662	7,785	(14,787)
Foreign	27,242	14,012	19,132
Current income tax provision (benefit)	54,247	89,302	(41,497)
Deferred income tax (benefit) provision:
Federal	(100,798)	(50,254)	74,255
State	(9,518)	(3,727)	3,090
Foreign	(8,865)	(5,805)	(476)
Deferred income tax (benefit) provision	(119,181)	(59,786)	76,869
Income tax (benefit) provision	(64,934)	29,516	35,372
Excess tax benefits from stock-based awards	$ 51,800	$ 56,400	$ 45,000